                                                       Rule 497 (e)
                                                       Registration No. 33-11371
                                                       File No. 811-4982



                             HEARTLAND GROUP, INC.

                               Select Value Fund
                                Value Plus Fund
                                  Value Fund

                             ---------------------

                       Supplement Dated October 22, 2001
                                      To
                         Prospectus Dated May 1, 2001


     Investment Instructions. Beginning October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS") will serve as transfer and dividend disbursing agent for the Select Value Fund, the Value Plus Fund and the Value Fund (the "Funds"). As a result, instructions for investing with the Funds, including wire and mail instructions have changed. New instructions may be found on pages 2 and 3 of this supplement. These instructions supersede the instructions found on pages 15 and 16 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. Beginning October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 18 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Funds' distributor, Heartland Advisors. The Money Fund pays to Heartland Advisors a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which Heartland Advisors provides account servicing, record keeping and distribution services./1/

     IRAs. Beginning October 22, 2001, the custodian for the IRA plan offered to investors in the Funds is Fifth Third Bank. The custodian charges an annual maintenance fee of $15.00 per Fund account. No other fees are charged by the custodian to IRA account holders. For further information about IRA investments, please see page 19 of the prospectus.

                                  -continued-

_______________
/1/ The change in Money Fund also applies to the money market fund available for investment of income or capital gains distributions form any of the Funds referred to under "Early Redemption Fee" on page 18 of the prospectus.

HOW TO INVEST



------------------------------------------------------------------------------------------------------------------------------------
INSTRUCTIONS FOR REGULAR ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPEN AN ACCOUNT                                              ADD TO AN ACCOUNT                    SELL SHARES
------------------------------------------------------------------------------------------------------------------------------------
[PICTURE APPEARS HERE] By Telephone
------------------------------------------------------------------------------------------------------------------------------------
                                                             Telephone Purchase by Electronic     Check Call us to request your
                                                             Funds Transfer Available for         redemption. A check will be mailed
                                                             additional investments of $100 to    to the address on the account.
                                                             $25,000.  Your account will be       Express mail delivery is available
                                                             charged a service fee (currently     on request for an additional
                                                             $8.00) if an electronic funds        charge (currently $12.00).
                                                             transfer cannot be processed due to
                                                             insufficient funds or a stop         Wire or Electronic Funds Transfer
                                                             transfer. Contact us for a Bank      These services must be
                                                             Options Form.                        pre-authorized in writing.  To add
                                                                                                  these services, call us to request
                                                             Wire Have your bank send your        an account maintenance form.  Once
                                                             investment to Huntington National    the Fund has your bank account
                                                             Bank with these instructions:        information on file, call us to
                                                                                                  request your redemption.  Proceeds
                                                             .    ABA #044000024                  will be wired or transferred
                                                             .    Heartland A/C #01892134620      electronically to your bank.  For
                                                             .    CREDIT TO: Heartland (name of   wires, your account will be
                                                                  fund)                           charged a service fee (currently
                                                             .    your Heartland account number   $6.50).
                                                             .    name(s) of investor(s)          Telephone and Wire Redemptions
                                                                                                  are subject to a $1,000 minimum.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
[PICTURE APPEARS HERE] In Writing
------------------------------------------------------------------------------------------------------------------------------------
Mail a completed application form and a check.     Fill out the Additional Investment        Write a letter of instruction that
                                                   Form attached to your statement and       includes:
                                                   send with a check.  Write your
                                                   Heartland account number on your          .    the names and signatures of
                                                   check.                                         all account holders
                                                                                             .    your Heartland account number
                                                   Mail the form and the check.              .    the amount in dollars or
                                                                                                  shares you want to sell
                                                                                             .    how and where to send the
                                                                                                  proceeds

                                                                                              We will mail the proceeds to the
                                                                                              address on the account unless
                                                                                              otherwise requested.  A signature
                                                                                              guarantee may be required.

                                                                                              Mail the letter of instruction.

                                                                                              NOTE: See page 3 for special
                                                                                              information on redemptions from IRA
                                                                                              accounts.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
[PICTURE APPEARS HERE] Automatically
------------------------------------------------------------------------------------------------------------------------------------
Complete the application form, including Automatic   All Services Call us to request a     Systematic Withdrawal Plan Call us
Investment Plan section, and return it with your     form to add the Automatic             to request an account maintenance
investment (minimum of $50 per transaction).         Investment Plan (minimum of $50 per   form to add the plan.  Complete the
                                                     transaction) to your account.         form, specifying the amount and
                                                     Complete and return the form along    frequency of withdrawals you would
                                                     with any other required materials.    like.
------------------------------------------------------------------------------------------------------------------------------------
[PICTURE APPEARS HERE] Via the Internet
------------------------------------------------------------------------------------------------------------------------------------
Computer Visit the Heartland web site
www.heartlandfunds.com and follow the instructions
to download an account application.
------------------------------------------------------------------------------------------------------------------------------------

HOW MAY WE HELP YOU?

1.800.432.7856
www.heartlandfunds.com

Make a check payable to: Heartland Funds

ADDRESSES

Mailing Address
---------------

Heartland Funds
P.O. Box 182304
Columbus, OH 43218-2304

Overnight Delivery
------------------

Heartland Funds
3435 Stelzer Road
Columbus, OH 43219

CONCEPTS TO UNDERSTAND

Wire Transfer: the fastest way to transfer money from one financial institution to another. Your bank may charge a fee to send or receive a wire transfer. Mail the letter of Instruction.

Electronic Funds Transfer: transferring money to your bank account electronically may take up to eight business days to clear. EFT usually is available without a fee at all Automated Clearing House (ACH) banks. Establishing EFT services requires approximately 15 days.



                                 1.800.HEARTLN
                               (1.800.432.7856)
                            www.heartlandfunds.com

HOW TO INVEST


--------------------------------------------------------------------------------
INSTRUCTIONS FOR IRA ACCOUNTS
-----------------------------------------------------------------------------------------
OPEN AN ACCOUNT                  ADD TO AN ACCOUNT                      SELL SHARES
---------------------------------------------------------------------------------------
[PICTURE APPEARS HERE] By Telephone
---------------------------------------------------------------------------------------
                                 Telephone Purchase by                IRA redemptions
                                 Electronic Funds Transfer            must be requested
                                 Available for additional             in writing.
                                 investments of $100 to
                                 $25,000. Your account will
                                 be charged a service fee
                                 (currently $8.00) if an
                                 electronic funds transfer
                                 cannot be processed due to
                                 insufficient funds or a
                                 stop transfer. Contact us
                                 for a Bank Options Form.

                                 Wire Have your bank send
                                 your investment to Huntington
                                 National Bank with these
                                 instructions:

                                 . ABA #044000024
                                 . Heartland A/C #01892134620
                                 . CREDIT TO: Heartland
                                   (name of fund)
                                 . your Heartland account
                                   number
                                 . name(s) of investor(s)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[PICTURE APPEARS HERE] In Writing
--------------------------------------------------------------------------------
Complete and return an IRA       Fill out the Additional    Write a letter of
application form, and a check    Investment Form attached   instruction that
or IRA transfer form. For        to your statement and      includes:
direct rollovers of assets       send with a check. Write
from employer sponsored          your Heartland account     . the name and
qualified plans, mail            number on your check.        signature of
a completed IRA application.                                  account holder
                                 Mail the form and          . your Heartland
                                 the check.                   account number
                                                            . the fund name
                                                            . the amount in
                                                              dollars or shares
                                                              you want to sell
                                                            . how and where
                                                              to send the
                                                              proceeds
                                                            . whether the
                                                              distribution is
                                                              qualified
                                                            . whether taxes
                                                              should be
                                                              withheld (we will
                                                              withhold 10% if
                                                              you do not give
                                                              us instructions)

                                                            We will mail the
                                                            proceeds to the
                                                            address on the
                                                            account, unless
                                                            otherwise requested.
                                                            A signature
                                                            guarantee may be
                                                            required. Express
                                                            mail delivery is
                                                            available upon
                                                            request for an
                                                            additional charge
                                                            (currently $12.00)

                                                            Mail the letter of
                                                            instruction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[PICTURE APPEARS HERE] Automatically
--------------------------------------------------------------------------------
Complete the IRA application     All Services Call       Systematic Withdrawal
form, and the Automatic          us to request a         Plan Call us to request
Investment Plan application,     form to add the         an account maintenance
and return them with your        Automatic Investment    form to add the plan.
investment (minimum of $50       Plan (minimum of $50    Complete the form,
per transaction).                per transaction) to     specifying the amount
                                 your account. Complete  and frequency of
                                 and return the form     withdrawals you would
                                 along with any other    like.
                                 required materials.
--------------------------------------------------------------------------------
[PICTURE APPEARS HERE] Via the Internet
--------------------------------------------------------------------------------
Computer Visit the Heartland
web site www.heartlandfunds.com
and follow the instructions to
download an IRA account application.
--------------------------------------------------------------------------------

HOW MAY WE HELP YOU?

1.800.432.7856
www.heartlandfunds.com

Make checks payable to: Heartland Funds

ADDRESSES

Mailing Address
----------------
Heartland Funds
P.O. Box 182304
Columbus, OH 43218-2304

Overnight Delivery
-------------------
Heartland Funds
3435 Stelzer Road
Columbus, OH 43219

CONCEPTS TO UNDERSTAND

Wire Transfer: the fastest way to transfer the amount and frequency of withdrawals you would like from one financial institution to another. Your bank may charge a fee to send or receive a wire transfer.

Electronic Funds Transfer: transferring money to your bank account electronically may take up to eight business days to clear. EFT usually is available without a fee at all Automated Clearing House (ACH) banks. Establishing EFT services requires approximately 15 days.

                                                       Rule 497 (e)
                                                       Registration No. 33-11371
                                                       File No. 811-4982



                             HEARTLAND GROUP, INC.

                            Wisconsin Tax Free Fund
                    (available to Wisconsin residents only)
                             ---------------------

                       Supplement Dated October 22, 2001
                                      To
                         Prospectus Dated May 1, 2001


     Investment Instructions. Beginning October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS") will serve as transfer and dividend disbursing agent for the Wisconsin Tax Free Fund (the "Fund"). As a result, instructions for investing with the Fund, including wire and mail instructions have changed. New instructions may be found on page 2 of this supplement. These instructions supersede the instructions found on page 12 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. Beginning October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 15 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Fund's distributor, Heartland Advisors. The Money Fund pays to Heartland Advisors a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which Heartland Advisors provides account servicing, record keeping and distribution services.

     Management of the Fund. Beginning June 29, 2001, Derek J. Pawlak, previously co-manager of the Fund, became the sole portfolio manager of the Fund. For further information about Mr. Pawlak, please see page 5 of the prospectus.

HOW TO INVEST



------------------------------------------------------------------------------------------------------------------------------------

INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------

OPEN AN ACCOUNT                                 ADD TO AN ACCOUNT                               SELL SHARES
------------------------------------------------------------------------------------------------------------------------------------

By Telephone
------------------------------------------------------------------------------------------------------------------------------------


                                              Telephone Purchase by Electronic Funds       Check.  Call us to request your
                                              Transfer.  Available for additional          redemption.  A check will be mailed to
                                              investments of $100 to $25,000.  Your        the address on the account.  Express
                                              account will be charged a service fee        mail delivery is available upon request
                                              (currently $8.00) if an electronic funds     for an additional charge (currently
                                              transfer cannot be processed due to          $12.00).
                                              insufficient funds or a stop transfer.
                                              Contact us for a Bank Options Form.          Wire or Electronic Funds Transfer.
                                                                                           These services must be pre-authorized in
                                              Wire.  Have your bank send your investment   writing.  To add these services, call us
                                              to Huntington National Bank, N.A. with       to request an account maintenance form.
                                              these instructions:                          Once the Fund has your bank account
                                                                                           information on file, call us to request
                                                *  ABA #0440-00024                         your redemption.  Proceeds will be wired
                                                *  Heartland A/C #018-921-34620            or transferred electronically to your
                                                *  CREDIT TO:  Heartland (name of fund)    bank.  For wires, your account will be
                                                *  your Heartland account number           charged a service fee (currently $6.50).
                                                *  name(s) of investor(s)
                                                                                           Telephone and Wire Redemptions are
                                                                                           subject to a $1,000 minimum.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------

In Writing
------------------------------------------------------------------------------------------------------------------------------------
Mail a completed application form and a       Fill out the Additional Investment Form       Write a letter of instruction that
check.                                        attached to your statement and send with a    includes:
                                              check.  Write your Heartland account number     *  the names and signature of all
                                              on your check.                                     accountholders
                                                                                              *  your Heartland account number
                                              Mail the form and the check.                    *  the fund name
                                                                                              *  the amount in dollars or shares you
                                                                                                 want to sell
                                                                                              *  how and where to send the proceeds

                                                                                            We will mail the proceeds to the address
                                                                                            on the account, unless otherwise
                                                                                            requested.  A signature guarantee may be
                                                                                            required.

                                                                                            Mail the letter of instructions.
------------------------------------------------------------------------------------------------------------------------------------

Automatically
------------------------------------------------------------------------------------------------------------------------------------

Complete the application form, including      All Services.  Call us to request a form to   Systematic Withdrawal Plan.  Call us to
Automatic Investment Plan section, and        add the Automatic Investment Plan (minimum    request an account maintenance form to
return it with your investment (minimum of    of $50 per transaction) to your account.      add the plan.  Complete the form,
$50 per transaction).                         Complete and return the form along with any   specifying the amount and frequency of
                                              other required material.                      withdrawals you would like.
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INSTRUCTIONS
-------------------------------------------------------------------------------
Via the Internet
-------------------------------------------------------------------------------

Computer.  Visit the Heartland web site
www.heartlandfunds.com and follow the
instructions to download an account
application.  Mail a completed application
form and purchase check.
-------------------------------------------------------------------------------

HOW MAY WE HELP YOU?

1.800.432.7856

www.heartlandfunds.com

Make check payable to:
         Heartland Funds

ADDRESS

Mailing Address
---------------
Heartland Funds
P.O. Box 182304
Columbus, OH 43218-2304

Overnight Delivery
------------------
Heartland Funds
3435 Stelzer Road
Columbus, OH 43219

CONCEPTS TO UNDERSTAND

Wire transfer: The fastest way to transfer money from one financial institution to another. Your bank may charge a fee to send or receive a wire transfer.

Electronic funds transfer: Transferring money to your bank account electronically may take up to eight business days to clear. EFT usually is available without a fee at all Automated Clearing House (ACH) banks. Establishing EFT services requires approximately 15 days.

                                 1.800.HEARTLN
                               (1.800.432.7856)
                            www.heartlandfunds.com